Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees	₪ 6,286	$ 1,724	₪ 6,021	₪ 5,268
Bonus	3,259	894	2,661	4,569
Share based payment expense	249	68	536	321
Directors' remuneration	215	59	228	332
Key management personnel compensation	₪ 10,009	$ 2,745	₪ 9,446	₪ 10,490